Share-based payments - Number of outstanding share options (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Share-based payments
Outstanding at the end of the period (units)	4,260,150
Employee stock option plan
Share-based payments
Outstanding at the beginning of the period (units)	2,330,000
Exercised during the period (units)	(50,000)
Forfeited	(100,000)
Outstanding at the end of the period (units)	2,180,000
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning of the period (units)	4,120,300
Exercised during the period (units)	(220,731)
Forfeited	(1,839,419)
Outstanding at the end of the period (units)	2,060,150
Complex conditional upon listing - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning of the period (units)	20,000
Outstanding at the end of the period (units)	20,000
Modified complex options
Share-based payments
Exercised during the period (units)	(220,731)
Forfeited	(1,839,419)